Stock-Based Compensation (Tables) - TEMPO AUTOMATION INC	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of option activity

	Options outstanding
		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise price	contractual term	intrinsic value
	shares	per share	(in years)	(in thousands)
Outstanding – January 1, 2022	16,457,475	$1.36	7.96	$104,554
Options granted	996,055	3.33
Options exercised	(48,049)	1.03
Options forfeited	(2,872,385)	2.24
Options expired	(136,197)	1.06
Outstanding – September 30, 2022	14,396,899	1.32	6.89	$7,582
Vested during the period	2,137,947	1.62	7.13	817
Vested at end of period	9,643,506	1.11	5.90	5,500
Exercisable at the end of the period	9,648,520	1.12	5.90	5,501
Shares expected to vest	3,503,497	2.02	8.52	1,270
Vested and expected to vest	13,147,003	1.36	6.60	6,770

	Options outstanding
		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise price	contractual term	intrinsic value
	shares	per share	(in years)	(in thousands)
Outstanding – January 1, 2021	10,364,039	$0.98
Options granted	7,002,296	1.89
Options exercised	(264,208)	0.48
Options forfeited	(492,049)	1.37
Options expired	(152,603)	1.23
Outstanding - December 31, 2021	16,457,475	$1.36	7.96	$104,554
Vested during the period	2,265,763	1.17	8.19	51,807
Vested at end of period	7,689,805	0.97	6.43	51,807
Exercisable at the end of the period	7,747,264	0.97	6.43	52,181
Shares expected to vest	7,263,661	1.85	9.20	42,565
Vested and expected to vest	14,953,466	1.40	7.77	94,372

Schedule of assumptions used to calculate the fair value of options granted

Nine Months Ended
September 30, 2022
Expected term	0.50 - 5.86 years
Expected volatility	55.92% - 66.32%
Risk-free interest rate	1.54% - 3.00%
Expected dividends	0%

	During the years ended December 31,
	2021	2020
Expected term	5.00 - 6.08 years	5.15 – 6.53 years
Expected volatility	61.44% - 67.12%	51.15% – 59.84%
Risk-free interest rate	0.41% - 1.35%	0.27% – 1.63%
Expected dividends	0.0%	0.0%
Fair value of common stock	$1.41 - $6.08	$1.01 - $1.46

Summary of stock-based compensation expense and its allocation within the accompanying statements of operations

The following table summarizes stock-based compensation expense and its allocation within the accompanying statements of operations during the nine months ended September 30, 2022 and 2021 (in thousands):

	2022	2021
Cost of goods sold	$441	$119
Research and development	556	303
Sales and marketing	381	205
General and administrative	945	1,057
Total stock-based compensation expense	$2,323	$1,684

	2021	2020
Cost of goods sold	$276	$115
Research and development	540	87
Sales and marketing	402	169
General and administrative	1,320	885
Total stock-based compensation expense	$2,538	$1,256